RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other payables - related party	$ 601,856
Tao Fan [Member]
Related Party Transaction [Line Items]
Other payables - related party	600,885
Xiaodong Chen [Member]
Related Party Transaction [Line Items]
Other payables - related party	$ 971